Simple Agreement for Future Equity (Details Narrative) - USD ($)	5 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 12, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate proceeds						$ 35,000
Divided per share					$ 3.86
Advisory services					$ 205,000	122,000
Gain on extinguishment of debt		$ (471,000)				675,000
Newly issued						35,000
Principal amount		583,000			146,000	22,000
Principal amount	$ 4,403,000	4,750,000		$ 4,403,000	5,265,000	$ 4,403,000
2021 Simple Agreement for Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate proceeds				7,900,000
Purchase amounts				$ 10,000,000.0
Discount rate				80.00%
Divided per share	$ 3.62			$ 3.62		$ 3.62
2022 Simple Agreement for Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate proceeds					10,800,000
Purchase amounts					10,000,000.0
Advisory services					$ 200,000
2022 Simple Agreement for Future Equity [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Discount rate					70.00%
2022 Simple Agreement for Future Equity [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Discount rate					80.00%
2023 Simple Agreement for Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate proceeds		2,800,000			$ 10,800,000
Purchase amounts		$ 10,000,000.0			$ 10,000,000.0
2023 Simple Agreement for Future Equity [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Discount rate		70.00%			70.00%
2023 Simple Agreement for Future Equity [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Discount rate		80.00%			80.00%
Contingently Convertible Notes Payable Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain on extinguishment of debt	$ 700,000
Newly issued	6,200,000
Principal amount	5,500,000
Principal amount	1,000,000.0			$ 1,000,000.0	$ 1,000,000.0	$ 1,000,000.0
Private warrants							200,000
Principal amount	6,000,000.0
Maturity date					September 2022
Contingently Convertible Notes Payable Agreement [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	5,000,000.0
Twenty Twenty And Twenty Nineteen Contingently Convertible Notes Payable Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 5,500,000